Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 17.1%
ACM Auto Trust
Series 2023-2A, Class A,
7.97%, 06/20/2030 (A)	$ 234,045	$ 234,554
Avis Budget Rental Car Funding AESOP LLC
Series 2018-2A, Class A,
4.00%, 03/20/2025 (A)	200,000	198,333
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month Term SOFR + 1.21%, 6.56% (B), 10/24/2030 (A)	233,919	232,819
Enterprise Fleet Financing LLC
Series 2020-2, Class A2,
0.61%, 07/20/2026 (A)	203,896	200,986
LCM XXV Ltd.
Series 25A, Class AR,
3-Month Term SOFR + 1.10%, 6.43% (B), 07/20/2030 (A)	185,578	184,614
New Residential Advance Receivables Trust
Series 2020-T1, Class DT1,
3.01%, 08/15/2053 (A)	400,000	398,887
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	400,000	396,729
Series 2020-T2, Class BT2,
1.72%, 09/15/2053 (A)	250,000	247,816
PFS Financing Corp.
Series 2021-A, Class A,
0.71%, 04/15/2026 (A)	250,000	240,618
Santander Drive Auto Receivables Trust
Series 2021-4, Class C,
1.26%, 02/16/2027	250,000	241,435
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class B,
2.32%, 07/20/2037 (A)	179,551	168,063
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month Term SOFR + 1.24%, 6.59% (B), 07/25/2030 (A)	188,559	187,613
Symphony CLO XIX Ltd.
Series 2018-19A, Class A,
3-Month Term SOFR + 1.22%, 6.53% (B), 04/16/2031 (A)	248,309	246,937
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month LIBOR + 0.97%, 6.58% (B), 04/25/2031 (A)	236,679	235,209
Tidewater Auto Receivables Trust
Series 2020-AA, Class D,
2.31%, 03/15/2027 (A)	250,000	246,609
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A,
2.56%, 11/25/2031 (A)	250,000	243,601

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR,
3-Month Term SOFR + 1.31%, 6.64% (B), 07/20/2030 (A)	$ 280,273	$ 277,691
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (A)	172,000	171,527

Total Asset-Backed Securities (Cost $4,324,807)		4,354,041

CERTIFICATES OF DEPOSIT - 4.9%
Banks - 4.9%
MUFG Bank Ltd.
3-Month SOFR + 0.44%, 5.75% (B), 12/01/2023	250,000	250,078
Nordea Bank Abp
1-Month SOFR + 0.76%, 6.07% (B), 11/17/2023	500,000	500,731
Royal Bank of Canada
3-Month SOFR + 0.35%, 5.66% (B), 11/09/2023	500,000	500,109

Total Certificates of Deposit (Cost $1,250,674)		1,250,918

CORPORATE DEBT SECURITIES - 19.1%
Aerospace & Defense - 0.7%
Boeing Co.
1.43%, 02/04/2024	188,000	183,689

Automobiles - 0.6%
General Motors Financial Co., Inc.
3.95%, 04/13/2024	150,000	147,890

Banks - 5.2%
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (B), 06/19/2026	262,000	240,661
Citigroup, Inc.
Fixed until 05/24/2024, 4.14% (B), 05/24/2025	187,000	184,608
Deutsche Bank AG
0.90%, 05/28/2024	150,000	143,701
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	187,000	176,298
PNC Financial Services Group, Inc.
3.50%, 01/23/2024	125,000	123,755
Fixed until 10/28/2024, 5.67% (B), 10/28/2025	37,000	36,808
Truist Financial Corp.
2.85%, 10/26/2024	125,000	120,458
US Bancorp
1.45%, 05/12/2025	125,000	116,711
Wells Fargo & Co.
Fixed until 05/19/2024, 0.81% (B), 05/19/2025	188,000	180,120

		1,323,120

Beverages - 0.5%
Constellation Brands, Inc.
3.60%, 05/09/2024	125,000	123,065

Chemicals - 0.3%
Westlake Corp.
0.88%, 08/15/2024	76,000	72,052

Transamerica Funds	Page 1

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.8%
Element Fleet Management Corp.
1.60%, 04/06/2024 (A)	$ 75,000	$ 72,598
Triton Container International Ltd.
0.80%, 08/01/2023 (A)	125,000	125,000

		197,598

Consumer Finance - 0.8%
Ally Financial, Inc.
1.45%, 10/02/2023	77,000	76,375
American Express Co.
3.38%, 05/03/2024	125,000	122,855

		199,230

Consumer Staples Distribution & Retail - 0.5%
7-Eleven, Inc.
0.80%, 02/10/2024 (A)	125,000	121,625

Containers & Packaging - 0.5%
Berry Global, Inc.
0.95%, 02/15/2024	125,000	121,478

Electric Utilities - 0.9%
Black Hills Corp.
1.04%, 08/23/2024	110,000	104,492
Southern Co.
0.60%, 02/26/2024	125,000	121,336

		225,828

Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/2024	150,000	141,646
Aviation Capital Group LLC
4.38%, 01/30/2024 (A)	125,000	123,219
Jackson Financial, Inc.
1.13%, 11/22/2023	114,000	112,322

		377,187

Health Care Providers & Services - 0.5%
Cigna Group
0.61%, 03/15/2024	125,000	120,940

Hotels, Restaurants & Leisure - 1.1%
Hyatt Hotels Corp.
1.30%, 10/01/2023	125,000	124,054
Warnermedia Holdings, Inc.
3.43%, 03/15/2024	150,000	147,660

		271,714

Insurance - 1.5%
Athene Global Funding
1.20%, 10/13/2023 (A)	125,000	123,621
Brighthouse Financial Global Funding
1.00%, 04/12/2024 (A)	125,000	120,623
Corebridge Global Funding
0.45%, 12/08/2023 (A)	155,000	152,183

		396,427

Leisure Products - 0.4%
Brunswick Corp.
0.85%, 08/18/2024	125,000	118,609

Oil, Gas & Consumable Fuels - 1.4%
Energy Transfer LP
4.20%, 09/15/2023	125,000	124,717

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc.
5.65%, 05/15/2025	$ 137,000	$ 136,697
Williams Cos., Inc.
4.30%, 03/04/2024	101,000	100,024

		361,438

Pharmaceuticals - 0.9%
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/2025	122,000	120,873
Royalty Pharma PLC
0.75%, 09/02/2023	125,000	124,461

		245,334

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.
5.90%, 10/01/2024	128,000	128,098

Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc.
2.95%, 03/15/2025	125,000	119,096

Total Corporate Debt Securities (Cost $4,870,836)		4,854,418

MORTGAGE-BACKED SECURITIES - 4.4%
BX Commercial Mortgage Trust
Series 2019-XL, Class C,
1-Month Term SOFR + 1.36%, 6.59% (B), 10/15/2036 (A)	403,750	400,448
Series 2020-VKNG, Class C,
1-Month Term SOFR + 1.51%, 6.74% (B), 10/15/2037 (A)	245,000	240,160
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month Term SOFR + 1.86%, 7.09% (B), 12/15/2037 (A)	250,000	246,861
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month Term SOFR + 1.75%, 6.97% (B), 12/15/2036 (A)	250,000	246,383

Total Mortgage-Backed Securities (Cost $1,122,830)		1,133,852

COMMERCIAL PAPER - 53.5%
Banks - 16.3%
Bank of China Ltd.
5.99% (C), 01/22/2024	250,000	243,208
Bedford Row Funding Corp.
5.28% (C), 08/09/2023 (A)	400,000	399,467
DNB Bank ASA
5.39% (C), 08/16/2023 (A)	300,000	299,298
HSBC Bank PLC
5.73% (C), 01/26/2024 (A)	500,000	500,004
Korea Development Bank
5.67% (C), 11/14/2023	500,000	491,985
Lloyds Bank PLC
5.89% (C), 03/12/2024	250,000	241,047
Macquarie Bank Ltd.
5.55% (C), 10/03/2023 (A)	500,000	495,156
NatWest Markets PLC
5.47% (C), 08/22/2023 (A)	500,000	498,337
Skandinaviska Enskilda Banken AB
5.71% (C), 12/13/2023 (A)	250,000	244,873

Transamerica Funds	Page 2

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Svenska Handelsbanken AB
5.35% (C), 08/01/2023 (A)	$ 250,000	$ 249,963
5.85% (C), 01/24/2024 (A)	250,000	243,103
Westpac Banking Corp.
5.50% (C), 11/09/2023 (A)	250,000	246,197

		4,152,638

Chemicals - 2.0%
Nutrien Ltd.
5.62% (C), 08/01/2023 (A)	500,000	499,924

Consumer Finance - 0.9%
Toyota Motor Credit Corp.
5.86% (C), 01/05/2024	250,000	243,951

Containers & Packaging - 1.6%
Amcor Finance USA, Inc.
5.55% (C), 08/02/2023 (A)	400,000	399,877

Diversified Consumer Services - 1.3%
VW Credit, Inc.
5.58% (C), 08/29/2023 (A)	325,000	323,557

Diversified REITs - 2.0%
ERP Operating LP
5.48% (C), 08/09/2023 (A)	500,000	499,317

Diversified Telecommunication Services - 1.9%
AT&T, Inc.
5.79% (C), 12/19/2023 (A)	500,000	488,847

Electric Utilities - 6.3%
Entergy Corp.
5.62% (C), 09/06/2023 (A)	250,000	248,579
Evergy Kansas Central, Inc.
5.50% (C), 08/02/2023 (A)	500,000	499,848
Southern Co. Funding Corp.
5.65% (C), 08/21/2023 (A)	375,000	373,806
Virginia Electric & Power Co.
5.56% (C), 09/05/2023	500,000	497,230

		1,619,463

Financial Services - 12.8%
CAFCO LLC
5.70% (C), 11/13/2023 (A)	250,000	245,971
Chariot Funding LLC
5.76% (C), 12/20/2023 (A)	500,000	488,973
Fairway Finance Co. LLC
5.76% (C), 10/04/2023 (A)	500,000	500,000
Glencove Funding LLC
5.54% (C), 09/12/2023 (A)	250,000	248,390
5.61% (C), 08/02/2023 (A)	250,000	249,926
Liberty Street Funding LLC
5.66% (C), 11/01/2023 (A)	500,000	492,934
Mont Blanc Capital Corp.
5.41% (C), 09/05/2023 (A)	500,000	497,310
Sheffield Receivables Co. LLC
5.42% (C), 08/10/2023 (A)	300,000	299,553
Thunder Bay Funding LLC
5.62% (C), 11/07/2023 (A)	250,000	246,243

		3,269,300

Food Products - 1.0%
Mondelez International, Inc.
5.51% (C), 08/23/2023 (A)	250,000	249,135

	Principal	Value
COMMERCIAL PAPER (continued)
Health Care Providers & Services - 1.9%
Columbia Funding Co. LLC
5.46% (C), 09/28/2023 (A)	$ 250,000	$ 247,761
5.47% (C), 09/28/2023 (A)	250,000	247,761

		495,522

Household Durables - 2.0%
Mohawk Industries, Inc.
5.38% (C), 08/01/2023 (A)	500,000	499,924

Machinery - 1.6%
Stanley Black & Decker, Inc.
5.56% (C), 08/28/2023 (A)	400,000	398,280

Software - 1.9%
Manhattan Asset Funding Co. LLC
5.43% (C), 10/02/2023 (A)	250,000	247,614
5.45% (C), 10/12/2023 (A)	250,000	247,231

		494,845

Total Commercial Paper (Cost $13,637,605)		13,634,580

Total Investments (Cost $25,206,752)		25,227,809
Net Other Assets (Liabilities) - 1.0%		243,470

Net Assets - 100.0%		$ 25,471,279

Transamerica Funds	Page 3

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$4,354,041	$—	$4,354,041
Certificates of Deposit	—	1,250,918	—	1,250,918
Corporate Debt Securities	—	4,854,418	—	4,854,418
Mortgage-Backed Securities	—	1,133,852	—	1,133,852
Commercial Paper	—	13,634,580	—	13,634,580

Total Investments	$—	$25,227,809	$—	$25,227,809

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $18,002,486, representing 70.7% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Rates disclosed reflect the yields at July 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Transamerica Funds	Page 4

Transamerica UltraShort Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica UltraShort Bond (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Certificate of Deposit: A certificate of deposit is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5